Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
Number
Common stock	of shares

Balance, December 31, 2011	12,225,818
Issuance of common stock (note 18)	244,517

Balance, December 31, 2012	12,470,335
Issued on acquisition of Correvio (note 4)	2,481,596
Issued for cash upon exercise of options	5,192
Issued upon exercise of options in cashless transaction (note 12(c))	1,154
Balance, December 31, 2013	14,958,277

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Details of the stock option transactions for the years ended December 31, 2013 and 2012 are summarized as follows:

		Weighted	Weighted average
		average	remaining	Aggregate
		exercise price	contractual life	intrinsic value
	Number	(CAD$)	(years)	(CAD$)
Outstanding as at December 31, 2011	976,993	35.25	1.99	Nil

Options granted	590,000	2.10
Options forfeited	(260,431)	30.90
Options expired	(188,450)	59.75
Outstanding as at December 31, 2012	1,118,112	14.64	2.94	67

Options granted	545,000	3.28
Options exercised	(6,710)	1.70
Options forfeited	(245,226)	22.53
Options expired	(209,264)	33.40
Outstanding as at December 31, 2013	1,201,912	4.68	3.71	4,400
Exercisable as at December 31, 2013	602,438	6.18	3.14	2,218
Vested and expected to vest as at December 31, 2013	1,171,343	4.70	3.69	4,317

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
At December 31, 2013, stock options to executive officers and directors, employees and consultants were outstanding as follows:

	Options outstanding			Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices (CAD$)	Number	life (years)	(CAD$)	Number	(CAD$)

$1.65 to $1.67	272,000	4.22	1.65	60,250	1.65
$1.68 to $2.08	268,000	3.25	1.70	189,956	1.70
$2.09 to $3.78	300,000	3.50	2.45	211,972	2.45
$3.79 to $43.20	361,912	3.83	11.01	140,260	19.84

	1,201,912	3.71	4.68	602,438	6.18

Schedule Of Nonvested Option Activity [Table Text Block]
A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2013 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2012	341,686	1.81
Granted	545,000	2.17
Vested	(256,973)	1.87
Forfeited	(30,239)	2.11

Non-vested at December 31, 2013	599,474	2.10

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Compensation expense is recorded in research and development expenses and selling, general and administration expenses as follows:

	December 31,	December 31,
	2013	2012

Research and development	$-	$(128)
Selling, general and administration	645	674

Total	$645	$546

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,
	2013	2012

Dividend yield	0%	0%
Expected volatility	82.7%	80.5%
Risk-free interest rate	1.3%	1.2%
Expected average life of the options	3.7 years	3.3 years
Estimated forfeiture rate	13.4%	13.9%